C3 Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Summary of Components of Right of Use Assets
Leases with the Company as lessee

Right-of-use
assets

	2021				2020
	Real estate	Vehicles	Other	Total	Real estate	Vehicles	Other	Total
Cost
Opening balance	11,784	823	171	12,778	11,263	698	126	12,087
Additions	1,759	258	—	2,017	2,220	339	45	2,604
Balances regarding acquired/divested business	(10)	(11)	—	(21)	126	—	—	126
Terminations	(395)	(180)	—	(575)	(926)	(130)	—	(1,056)
Translation differences	618	40	—	658	(899)	(84)	—	(983)
Closing balance	13,756	930	171	14,857	11,784	823	171	12,778

Accumulated depreciations
Opening balance	(3,700)	(390)	(55)	(4,145)	(2,126)	(260)	(28)	(2,414)
Depreciations	(2,002)	(251)	(24)	(2,277)	(2,082)	(277)	(28)	(2,387)
Balances regarding divested business	8	6	—	14	1	—	—	1
Terminations	233	158	—	391	238	109	—	347
Translation differences	(226)	(18)	—	(244)	269	38	1	308
Closing balance	(5,687)	(495)	(79)	(6,261)	(3,700)	(390)	(55)	(4,145)

Accumulated impairment losses
Opening balance	(340)	—	—	(340)	(872)	—	—	(872)
Impairment losses	—	—	—	—	(47)	—	—	(47)
Terminations	63	—	—	63	553	—	—	553
Translation differences	(26)	—	—	(26)	26	—	—	26
Closing balance	(303)	—	—	(303)	(340)	—	—	(340)

Financial sublease
Opening balance	(313)	—	—	(313)	(314)	—	—	(314)
Derecognition	—	—	—	—	(42)	—	—	(42)
Translation differences	(32)	—	—	(32)	43	—	—	43
Closing balance	(345)	—	—	(345)	(313)	—	—	(313)

Net carrying value	7,421	435	92	7,948	7,431	433	116	7,980

Summary of Cash payments
Cash payments

	2021	2020
Repayments of the lease liabilities 1)	(2,368)	(2,417)
Interest expense of the lease liabilities	(426)	(490)
Low-value asset not included in the measurement of the liabilities	(434)	(516)
Variable lease payments not included in the measurement of the lease liabilities	(238)	(264)
Total cash outflow	(3,466)	(3,687)

Summary of Future Minimum Payment Receivables	Future minimum payment receivables

	Financial leases	Operating leases
2022	66	47
2023	67	22
2024	69	9
2025	12	3
2026	—	1
2027 and later	—	2
Total	214	84